Financial instruments	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
2 2 .	Financial instruments
Overview
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, currency risk and interest rate risk, and how the Company manages those risks.

Credit risk
Credit risk is the risk of a loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses.
The Company’s exposure to credit risk currently relates to accounts receivable with one major customer (see Note
2
6
)
and derivative financial assets which it manages by dealing only with highly
-
rated Canadian financial institutions. Included in the consolidated statements of financial position are trade receivables of $
9,538
(2018
 – $
10,720)
, all of which were aged under
60
days. There was
no amount
recorded as bad debt expense for the years ended November
30
,
2019
and
2018
. Financial instruments other than cash and trade and other receivables that potentially subject the Company to significant credit risk consist principally of bonds and money market funds. The Company invests its available cash in highly liquid fixed income instruments from governmental, paragovernmental
, municipal and high-grade corporate bodies and money market funds
(2019
 – $
12,583
;
2018
 – $
14,891)
. As at November
30
,
2019
, the Company believes it was not exposed to any significant credit risk. The Company’s maximum credit exposure corresponded to the carrying amount of these financial assets.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. As indicated in Note 23, the Company manages this risk through the management of its capital structure. It also manages liquidity risk by continuously monitoring actual and projected cash flows. The Board of Directors and/or the Audit Committee reviews and approves the Company’s operating and capital budgets, as well as any material transactions out of the ordinary course of business.
The Company has adopted an investment policy in respect of the safety and preservation of its capital designed to ensure that the Company’s liquidity needs are met. The instruments are selected with regard to the expected timing of expenditures and prevailing interest rates.

The following are amounts due on the contractual maturities of financial liabilities as at November 30, 2019 and 2018.

					2019
	Carrying amount	Total contractual amount	Le s s than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$31,173	31,173	$31,173	$-	$-
Convertible unsecured senior notes, including interest	50,741	70,725	3,306	6,613	60,806
Long-term obligations	7,987	8,500	3,500	5,000	-

	$89,901	$110,398	$37,979	$11,613	$60,806

					2018
	Carrying amount	Total contractual amount	Le s s than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$25,830	$25,830	$25,830	$-	$-
Convertible unsecured senior notes, including interest	49,233	74,131	3,406	6,613	64,112

	$75,063	$99,961	$29,236	$6,613	$64,112
Currency risk
The Company is exposed to financial risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than USD, primarily cash, sale of goods and expenses incurred in CAD and Euro.

Exchange rate fluctuations for foreign currency transactions can cause cash flows, as well as amounts recorded in the consolidated statements of net loss, to vary from period to period and not necessarily correspond to those forecasted in operating budgets and projections. Additional earnings variability arises from the translation of monetary assets and liabilities denominated in currencies other than the USD at the rates of exchange at each consolidated statement of financial position date, the impact of which is reported as foreign exchange gain or loss in the consolidated statements of net loss. The Company does not believe a sudden change in foreign exchange rates would impair or enhance its ability to pay its CAD or Euro denominated obligations.
The following table presents the significant items in the original currencies exposed to currency risk as at November 30, 2019 and 2018.

		2019	2018
	CAD	EURO	CAD

Cash	740	662	1,869
Bonds and money market funds	6,982	-	9,754
Trade and other receivables	328	447	470
Accounts payables and accrued liabilities	(5,101)	(793)	(6,437)

Total exposure	2,949	316	5,656
The following exchange rates are those applicable as at November 30, 2019 and 2018.

			2019	2018
	Average rate	Reporting date rate	Average rate	Reporting date rate

CAD – USD	0.7524	0.7530	0.7752	0.7522
Euro – USD	1.1217	1.1018	-	-

Based on the Company’s foreign currency exposures noted above, varying the above foreign exchange rates to reflect a 5% strengthening of the CAD or the Euro
would have a positive impact on net earnings as follows, assuming that all other variables remained constant
.

		2019	2018
	CAD	EURO	CAD

Positive impact	147	16	283
An assumed 5% weakening of the CAD would have had an equal but opposite effect on the above currencies in the amounts shown above, assuming that all other variables remain constant.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.
Short-term bonds held by the Company are invested at fixed interest rates and/or mature in the short term. Long-term bonds are also instruments that bear interest at fixed rates. The risk that the Company will realize a loss as a result of a decline in the fair value of its bonds is limited because these investments, although they are classified as available for sale, are generally held until close to maturity. The unrealized gains or losses on bonds are recorded in accumulated other comprehensive income.

Based on the value of the Company’s short- and long-term bonds as at November
30
,
2019
, an assumed
0.5
% decrease in market interest rates would have increased the fair value of these bonds and the accumulated other comprehensive income by approximately $
14
(2018
 – $
46)
; an assumed increase in
market
 interest rate
s
of
0.5
% would have an equal but opposite effect, assuming that all other variables remained constant.
Cash and money market funds bear interest at a variable rate. Trade and other receivables, accounts payable and accrued liabilities and provisions bear no interest.
Based on the average value of variable interest-bearing cash and money market funds during the year ended November
30
,
2019
of $
39,032
(2018
 – $
24,810
), an assumed
0.5
% increase in interest rates during such year would have increased future cash flows and net profit by approximately $
195
(2018
 – $
124)
; an assumed decrease of
0.5
% would have had an equal but opposite effect.
As the Company’s convertible unsecured senior notes bear interest at a fixed rate of 5.75%, the
Company does not face cash flow interest rate risk, but is subject to market price interest rate risk. The Company’s long-term obligations do not bear interest.